Basis of Presentation and Summary of Significant Accounting Policies - Capitalized Software Development Costs (Detail)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and Summary of Significant Accounting Policies
Software development cost, amortization period	2 years